Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Depreciation expense	$ 8.5	$ 8.9	$ 10.7
Depreciation expense included in cost of goods	$ 2.5	$ 2.4	$ 3.1